808450

FORM D

07072547

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
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FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Private Placement of 3,838 shares of Common Stock, par value $.10 per share

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☒ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

RECEIVED JUL 18 2007 — SEC PROCESSING SECTION

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Navistar International Corporation

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
4201 Winfield Road, Warrenville, IL 60555	630-753-5000
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
Manufacturer of trucks, schools buses and other vehicles and service parts

PROCESSED
JUL 20 2007
THOMSON FINANCIAL

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 5 Year 9 3 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) DE

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Please see attached list of beneficial owners

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Please see attached list of directors

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Please see attached list of executive officers

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ N/A

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☐	☒

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$0	$0
Equity	$99,986.55	$99,986.55
☒ Common ☐ Preferred		
Convertible Securities (including warrants)	$0	$0
Partnership Interests	$0	$0
Other (Specify _____)	$0	$0
Total	$99,986.55	$99,986.55

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	1	$99,986.55
Non-accredited Investors	0	$0
Total (for filings under Rule 504 only)	0	$0

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$0
Printing and Engraving Costs	☐	$0
Legal Fees	☐	$0
Accounting Fees	☐	$0
Engineering Fees	☐	$0
Sales Commission (specify finders' fees separately)	☐	$0
Other Expenses (identify) _____	☐	$0
Total	☐	$0

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $99,986.55

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

	Payments to Officers, Directors & Affiliates	Payments To Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $
Other (specify): General Corporate purposes	☐ $	☐ $99,986.55
______	☐ $	☐ $
Column Totals	☐ $	☐ $
Total Payments Listed (column totals added)	☐ $99,986.55	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Navistar International Corporation	[signature]	7/18/2007
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Robert J. Perna	Corporate Secretary	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Navistar International Corporation		7/18/2007
Name (Print or Type)	Title (Print or Type)	
Robert J. Perna	Corporate Secretary	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL	☐	☐						☐	☐
AK	☐	☐						☐	☐
AZ	☐	☐						☐	☐
AR	☐	☐						☐	☐
CA	☐	☐						☐	☐
CO	☐	☐						☐	☐
CT	☐	☐						☐	☐
DE	☐	☐						☐	☐
DC	☐	☐						☐	☐
FL	☐	☐						☐	☐
GA	☐	☐						☐	☐
HI	☐	☐						☐	☐
ID	☐	☐						☐	☐
IL	☐	☒	Common Stock $99,986.55	1	$99,986.55			☐	☒
IN	☐	☐						☐	☐
IA	☐	☐						☐	☐
KS	☐	☐						☐	☐
KY	☐	☐						☐	☐
LA	☐	☐						☐	☐
ME	☐	☐						☐	☐
MD	☐	☐						☐	☐
MA	☐	☐						☐	☐
MI	☐	☐						☐	☐
MN	☐	☐						☐	☐
MS	☐	☐						☐	☐
MO	☐	☐						☐	☐
MT	☐	☐						☐	☐

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
NE	☐	☐						☐	☐
NV	☐	☐						☐	☐
NH	☐	☐						☐	☐
NJ	☐	☐						☐	☐
NM	☐	☐						☐	☐
NY	☐	☐						☐	☐
NC	☐	☐						☐	☐
ND	☐	☐						☐	☐
OH	☐	☐						☐	☐
OK	☐	☐						☐	☐
OR	☐	☐						☐	☐
PA	☐	☐						☐	☐
RI	☐	☐						☐	☐
SC	☐	☐						☐	☐
SD	☐	☐						☐	☐
TN	☐	☐						☐	☐
TX	☐	☐						☐	☐
UT	☐	☐						☐	☐
VT	☐	☐						☐	☐
VA	☐	☐						☐	☐
WA	☐	☐						☐	☐
WV	☐	☐						☐	☐
WI	☐	☐						☐	☐
WY	☐	☐						☐	☐
PR	☐	☐						☐	☐

Persons Owning More than 10% of Navistar Common Stock

This table indicates, as of July 17, 2007, all persons we know to be beneficial owners of more than 5% of Navistar International Corporation Common Stock. This information is based on a review of Schedule 13D and Schedule 13G reports filed with the U.S. Securities and Exchange Commission by each of the firms listed in the table below.

Name and Address	Total Amount and Nature of Beneficial Ownership	Percent of Class
Harbinger Capital Partners Master Fund I, Ltd c/o International Fund Services (Ireland) Limited Third Floor, Bishop's Square Redmond's Hill Dublin 2, Ireland Harbinger Capital Partners Offshore Manager, L.L.C HMC Investors, L.L.C. Harbert Management Corporation Raymond J. Harbert Michael D. Luce One Riverchase Parkway South Birmingham, Alabama 35244 Philip Falcone 555 Madison Avenue, 16th Floor New York, New York 10022	8,212,700(A)	11.7%
International Truck and Engine Corporation Non-contributory Retirement Plan Trust International Truck and Engine Corporation Retirement Plan for Salaried Employees Trust International Truck and Engine Corporation Retiree Health Benefit Trust c/o International Truck and Engine Corporation 4201 Winfield Road Warrenville, Illinois 60555	7,755,030(B)	10.30%
United States Trust Company, N.A. 114 West 47th Street New York, NY 10036	(C)	(C)

(A) As reported in Schedule 13G, as amended by amendment No. 1, filed June 28, 2007 with the U.S. Securities and Exchange Commission by Harbinger Capital Partners Master Fund I, Ltd, Harbinger Capital Partners Offshore Manager, L.L.C., HMC Investors, L.L.C., Harbet Management Corporation, Raymond Harbert, Michael D. Luce and Philip Falcone. It is reported in the Schedule 13G that (1) 5,546,336 shares, or 7.9% of the common stock outstanding of Navistar International Corporation are beneficially owned by Harbinger Capital Partners Master Fund, I, Ltd. over which it has shared voting power and shared dispositive power and no sole voting power or sole dispositive power, (2) 5,546,336 shares, or 7.9% of the common stock outstanding of Navistar International Corporation are beneficially owned by Harbinger Capital Partners Offshore Manager, L.L.C., over which it has shared voting power and shared dispositive power and no sole voting power or sole dispositive power, (3) 5,546,336 shares, or 7.9% of the common stock outstanding of Navistar International Corporation are beneficially owned by HMC Investors, L.L.C., over which it has shared voting power and shared dispositive power and no sole voting power or sole dispositive power (4) 8,212,700 shares, or 11.7% of the common stock outstanding of Navistar International Corporation are beneficially owned by Harbert Management Corporation, over which it has shared voting power and shared dispositive power and no sole voting power or sole dispositive power, (5) 8,212,700 shares, or 11.7% of the common stock outstanding of Navistar International Corporation are beneficially owned by Philip Falcone, over which he has shared voting power and shared dispositive power and no sole voting power or sole dispositive power, (6) 8,212,700 shares, or 11.7% of the common stock outstanding of Navistar International Corporation are beneficially owned by Raymond J. Harbert, over which he has shared voting power and shared dispositive power and no sole voting power or sole dispositive power and (7) 8,212,700 shares, or 11.7% of the common stock outstanding of Navistar International Corporation are beneficially owned by Michael D. Luce, over which he has shared voting power and shared dispositive power and no sole voting power or sole dispositive power.

(B) As reported in Schedule 13G, as amended by amendment No. 1, filed May 19, 2006 with the U.S. Securities and Exchange Commission by Navistar International Corporation ("Navistar"), International Truck and Engine Corporation ("International"), International Truck and Engine Corporation Non-Contributory Retirement Plan Trust (the "Hourly Trust"), International Truck and Engine Corporation Retirement Plan for Salaried Employees Trust (the "Salaried Trust"), and International Truck and Engine Corporation Retiree Health Benefit Trust (the "Health Benefit Trust"). It is reported in the Schedule 13G that on November 8, 2002 Navistar sold an aggregate amount of 7,755,030

shares of its common stock, in three separate transactions as follows: 4,653,018 shares to the Hourly Trust, 1,551,006 shares to the Salaried Trust and 1,551,006 shares to the Health Benefit Trust. Each trust is a funding trust for an employee benefit plan sponsored by International. The trust agreements of the Hourly Trust and the Salaried Trust provide that the trustee of the trust is only a directed trustee with respect to Navistar stock held by the trusts and that the Pension Fund Investment Committee of International (whose members are for the most part executive officers of Navistar, the "PFIC"), or an investment manager designated by the PFIC, is to direct the trustee with respect to the voting or disposition of Navistar stock. The trust agreement for the Health Benefit Trust provides that International, or an investment manager appointed by International, is to direct the trustee with respect to voting and disposition of Navistar stock. International has delegated authority for such matters related to the Health Benefit Trust to the PFIC. Jennison Associates LLC had subsequently been appointed the investment manager for each trust with respect to the Navistar stock, and Jennison had been given discretionary authority regarding voting and disposition of the Navistar stock. Subsequently, on May 8, 2006, the United States Trust Company, National Association ("US Trust") was appointed as investment manager for each of the trusts to replace Jennison Associates, LLC who resigned its appointment effective the close of business May 7, 2006. Like Jennison, US Trust has been given discretionary authority regarding voting and disposition power over the Navistar stock. See paragraph B below. Since the PFIC and Navistar have the power to revoke or change the appointment of US Trust (and therefore reacquire the voting and dispositive control over the Navistar stock), the committee, International or Navistar could be considered "beneficial owners" of the Navistar stock.

(C) As reported in Schedule 13G, as amended by amendment No. 1, filed February 14, 2007 with the U.S. Securities and Exchange Commission by United States Trust Company, National Association ("US Trust"). It is reported in the Schedule 13G that 7,762,540 shares or 10.30% of the common stock outstanding of Navistar International Corporation (the "Company") are beneficially owned by US Trust, over which it has shared dispositive power with respect to 260 shares, sole dispositive power with respect to 7,762,280 share, shared voting power with respect to 0 shares and sole voting power with respect to 7,762,410 shares. On May 8, 2006, US Trust was appointed as investment manager for each of the trusts to replace Jennison Associates, LLC who resigned its appointment effective the close of business May 7, 2006. US Trust has been given discretionary authority regarding voting and disposition power over the Navistar stock. See paragraph B above.

NAVISTAR INTERNATIONAL CORPORATION DIRECTORS

DIRECTORS

Daniel C. Ustian
Chairman of Board
Navistar International Corporation
4201 Winfield Road, Warrenville, IL 60555

Y. Marc Belton
Navistar International Corporation
4201 Winfield Road, Warrenville, IL 60555

William A. Caton
Navistar International Corporation
4201 Winfield Road, Warrenville, IL 60555

Eugenio Clariond
Navistar International Corporation
4201 Winfield Road, Warrenville, IL 60555

John D. Correnti
Navistar International Corporation
4201 Winfield Road, Warrenville, IL 60555

Dr. Abbie J. Griffin
Navistar International Corporation
4201 Winfield Road, Warrenville, IL 60555

Michael N. Hammes
Navistar International Corporation
4201 Winfield Road, Warrenville, IL 60555

James H. Keyes
Navistar International Corporation
4201 Winfield Road, Warrenville, IL 60555

Southwood J. Morcott
Navistar International Corporation
4201 Winfield Road, Warrenville, IL 60555

Dennis D. Williams
Navistar International Corporation
4201 Winfield Road, Warrenville, IL 60555

NAVISTAR INTERNATIONAL CORPORATION OFFICERS

<u>*OFFICERS*</u>

Daniel C. Ustian
Chairman, President and Chief Executive Officer
Navistar International Corporation
4201 Winfield Road, Warrenville, IL 60555

William A. Caton
Executive Vice President and Chief Financial Officer
Navistar International Corporation
4201 Winfield Road, Warrenville, IL 60555

Steven K. Covey
Senior Vice President and General Counsel
Navistar International Corporation
4201 Winfield Road, Warrenville, IL 60555

Terry M. Endsley
Senior Vice President and Treasurer
Navistar International Corporation
4201 Winfield Road, Warrenville, IL 60555

Robert J. Perna
Corporate Secretary
Navistar International Corporation
4201 Winfield Road, Warrenville, IL 60555

John P. Waldron
Vice President and Corporate Controller
Navistar International Corporation
4201 Winfield Road, Warrenville, IL 60555

END